Leases - Additional Information (Details) (10-K) $ in Millions	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Weighted-average remaining lease term of operating leases (in years)	7 years 7 months 6 days
Weighted-average discount rate of lease liabilities (as a percent)	5.50%
Future minimum lease payments	$ 29.0
Lease term of leased assets (in years)	11 years
Minimum
Property, Plant and Equipment [Line Items]
Operating lease terms (in years)	1 year
Maximum
Property, Plant and Equipment [Line Items]
Operating lease terms (in years)	11 years